Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0000920522
Registrant Name	Essex Property Trust, Inc.
Registration File Number	333-281244
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES